Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 33,152		$ 33,152		$ 37,907
Lease obligations	31,294		31,294
Depreciation expense	8,900	$ 8,400	$ 17,900	$ 15,800
Properties | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term			1 year
Properties | Top of Range
Disclosure Of Leases [Line Items]
Lease term			15 years
Production Equipment | Ma’anshan
Disclosure Of Leases [Line Items]
Lease term			6 years
Lease obligations	3,700		$ 3,700
Production Equipment | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term			1 year
Production Equipment | Top of Range
Disclosure Of Leases [Line Items]
Lease term			5 years
Production Facilities | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term			10 years
Production Facilities | Top of Range
Disclosure Of Leases [Line Items]
Lease term			20 years
Office Equipment
Disclosure Of Leases [Line Items]
Shorter lease term period			12
Right-of-use assets
Disclosure Of Leases [Line Items]
Depreciation expense	$ 2,700	$ 2,900	$ 5,500	$ 5,600